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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    9/30/2001
                                               --------------------

Check here if Amendment[ ]: Amendment Number:
                                          -------------------------

                   This Amendment (Check only one):

                   [  ] is a restatement

                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                LONGVIEW MANAGEMENT GROUP, LLC
                     -----------------------------------------------------------

Address:             222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                     -----------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number 28-        4651
                                ------------------------------------------------

                    The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:         Richard Boberg
              ------------------------------------------------------------------

Title:        Vice President
              ------------------------------------------------------------------

Phone:        312-236-6300
              ------------------------------------------------------------------

Signature, Place, and Date of Signing:

\S\Richard Boberg
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

November 2, 2001
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

Form 13F File Number 28-
                          ------------------------------------------------------

Name
             -------------------------------------------------------------------

(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:
          None
          ----------------------------------------------------------------------

Form 13F Information Table Entry Total:
                                 18
                                 -----------------------------------------------

Form 13F Information Table Value Total:
                                  $       25,570   (thousands)
                                 ------------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file
               number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.     None
        ------------------------------------------------------------------------

Form 13F File Number 28-
                        --------------------------------------------------------

Name    ------------------------------------------------------------------------

(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                    9/30/2001

        ITEM 1:             ITEM 2:   ITEM 3:     ITEM 4:         ITEM 5:            ITEM 6:        ITEM 7:         ITEM 8:
                                                                                 INVESTMENT DISCR              VOTING AUTHORITY
        NAME OF            TITLE OF     CUSIP      FAIR          SHARES OR
        ISSUER              CLASS    NUMBER     MARKET VALUE  PRINCIPLE AMOUNT   SOLE SHARED OTHER  MANAGERS   SOLE    SHARED NONE
AETNA INC NEW              COM        00817Y108           664          22,977 SH  X                  Longview  22,977
ALLTEL CORP                COM        020039103         3,285          56,683 SH  X                  Longview  56,683
AMERICAN INTL GROUP        COM        026874107           409           5,243 SH  X                  Longview   5,243
BANK ONE CORP.             COM        06423A103        10,480         333,013 SH  X                  Longview 333,013
BAXTER INTERNATIONAL       COM        071813109           253           4,592 SH  X                  Longview   4,592
COMPUTER ASSOC INTL        COM        204912109           452          17,555 SH  X                  Longview  17,555
EMERSON ELECTRIC           COM        291011104         2,686          57,082 SH  X                  Longview  57,082
GENERAL DYNAMICS           COM        369550108         1,183          13,391 SH  X                  Longview  13,391
GENERAL ELECTRIC           COM        369604103           688          18,497 SH  X                  Longview  18,497
HILTON HOTELS              COM        432848109           922         117,499 SH  X                  Longview 117,499
MAYTAG CORP                COM        578592107           849          34,467 SH  X                  Longview  34,467
NOVELL INC                 COM        670006105            40          10,800 SH  X                  Longview  10,800
PARK PLACE ENTERTAINMENT
 CORP.                     COM        700690100           861         117,499 SH  X                  Longview 117,499
PFIZER INC                 COM        717081103           525          13,089 SH  X                  Longview  13,089
PITNEY BOWES INC           COM        724479100           214           5,600 SH  X                  Longview   5,600
SUNGARD DATA SYS INC       COM        867363103           425          18,168 SH  X                  Longview  18,168
US BANCORP DEL (NEW)       COM NEW    902973304         1,036          46,726 SH  X                  Longview  46,726
XEROX CORPORATION          COM        984121103           598          77,204 SH  X                  Longview  77,204

TOTAL                                                  25,570         970,084                                 970,084

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.